Document and Entity Information	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Valhi, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5467
Entity Tax Identification Number	87-0110150
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240-2620
City Area Code	972
Local Phone Number	233-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000059255
Title of 12(b) Security	Common stock
Trading Symbol	VHI
Security Exchange Name	NYSE